Investments in associates and joint venture - Statements of profit or loss of Coimolache under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in associates and joint ventures
Sales of goods	$ 900,450	$ 676,542	$ 867,888
Net income from continued operations	(262,804)	(150,339)	(28,459)
Share in results	240,450	62,702	89,290
Compania Minera Coimolache S.A. [Member]
Investments in associates and joint ventures
Sales of goods	215,481	203,163	241,173
Net income from continued operations	22,562	22,786	28,459
Adjustments to conform to the accounting policies	2,083	2,293	3,674
Net income, adjusted	24,862	25,079	32,133
Share in results	8,170	10,055	12,883
Sociedad Minera Cerro Verde S.A.A
Investments in associates and joint ventures
Net income from continued operations	1,191,474	274,544	390,377
Share in results	$ 233,342	$ 53,767	$ 76,451